Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Sales by Countries

The Company’s primary operations are in the United States and Canada. Net sales by the countries in which its customers are located are as follows:

	For the Years Ended December 31,
	2018	2017
Sales
Produce - U.S.	$124,699	$132,464
Produce - Canada	23,355	24,020
Energy - Canada	1,946	1,922

	$150,000	$158,406

Summary of Property, Plant and Equipment, Net of Accumulated Depreciation by Countries

The Company’s property, plant and equipment, net of accumulated depreciation, are located as follows:

	December 31, 2018	December 31, 2017
United States	$43,651	$46,922
Canada	30,459	31,183
Energy - Canada	3,369	3,649

	$77,479	$81,754